PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5. PROPERTY AND EQUIPMENT

The components of property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Machinery and Equipment	$5,501,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	3,877,000	5 - 8 years
Tools and Instruments	3,456,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	231,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	173,000	158,000	4-6 years
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$5,140,000	$3,971,000

Depreciation expense for the three months ended June 30, 2012 and 2011 were approximately $359,000 and $379,000, respectively. Depreciation expense for the six months ended June 30, 2012 and 2011 were approximately $715,000 and $791,000, respectively.

Note 5. PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, consisted of the following:

	2011	2010

Machinery and Equipment	$3,700,000	$3,483,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	2,695,000	5 - 8 years
Tools and Instruments	3,417,000	3,105,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	219,000	212,000	5 - 8 years
Leasehold Improvements	595,000	595,000	Term of Lease
Computers and Software	158,000	158,000	4-6 years
Deposit on new Machinery	-	192,000
Total Property and Equipment	12,021,000	10,495,000
Less: Accumulated Depreciation	(8,050,000)	(6,560,000)
Property and Equipment, net	$3,971,000	$3,935,000

Depreciation expense for the year ended December 31, 2011 and 2010 were approximately $1,503,000 and $1,767,000, respectively.

In May 2011, the Company acquired new machinery in the amount of $1,182,000.  The Company paid $355,000 in cash and the balance was financed by a new capital lease in the amount of $827,000.